Nuveen Global Real Estate Securities Fund
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.4%
X 32,919,832 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 81.8%
X 32,919,832
Data Center REITs - 5.3%
7,083 Digital Realty Trust Inc   $ 696,330
2,023 Equinix Inc   1,458,664
Total Data Center REITs 2,154,994
Diversified REITs - 4.0%
5,858 American Assets Trust Inc   108,900
1,435 Armada Hoffler Properties Inc   16,947
4,488 Broadstone Net Lease Inc   76,341
7,185 Charter Hall Long W ale REIT   20,211
6,553 Essential Properties Realty Trust Inc   162,842
141 Hulic Reit Inc   159,161
97,432 LXI REIT Plc   118,600
34,647 Merlin Properties Socimi SA   303,142
25,296 Mirvac Group   35,430
68 Nomura Real Estate Master Fund Inc   76,200
410 Star Asia Investment Corp   169,533
98,538 Stockland   263,865
98 United Urban Investment Corp   105,736
Total Diversified REITs 1,616,908
Health Care REITs - 6.2%
181,396 Assura PLC   109,334
26,641 Healthpeak Properties Inc   585,303
6,222 Omega Healthcare Investors Inc   170,545
18,669 Parkway Life Real Estate Investment Trust   56,027
3,715 Sabra Health Care REIT Inc   42,722
17,356 Ventas Inc   752,383
10,616 Welltower Inc   761,061
Total Health Care REITs 2,477,375
Hotel & Resort REITs - 2.5%
10,955 Apple Hospitality REIT Inc   170,021
52 Hoshino Resorts REIT Inc   270,614
5,392 Host Hotels & Resorts Inc   88,914
873 Park Hotels & Resorts Inc   10,790
13,600 RLJ Lodging Trust   144,160
1,942 Ryman Hospitality Properties Inc   174,256
1,572 Summit Hotel Properties Inc   11,004
10,377 Xenia Hotels & Resorts Inc   135,835
Total Hotel & Resort REITs 1,005,594
Industrial REITs - 15.5%
19,045 Americold Realty Trust Inc   541,830
14,994 CapitaLand Ascendas REIT   32,330
24,053 Centuria Industrial REIT   48,592
1,109 EastGroup Properties Inc   183,340
1,945 First Industrial Realty Trust Inc   103,474
11,849 Frasers Logistics & Commercial Trust   11,695
77 GLP J-Reit   83,231
58,419 Goodman Property Trust   78,322
10,937 LXP Industrial Trust   112,761
37,975 Mapletree Industrial Trust   67,801
212,171 Mapletree Logistics Trust   273,693
27 Mitsui Fudosan Logistics Park Inc   94,732
4,063 Montea NV   329,846
22,008 Prologis Inc   2,745,938

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Shares Description (1) Value
Industrial REITs (continued)
71,101 Property for Industry Ltd   $ 103,029
504 Rexford Industrial Realty Inc   30,064
7,089 Terreno Realty Corp   457,949
161,635 TF Administradora Industrial S de RL de CV   298,244
218,333 Tritax Big Box REIT PLC   377,799
176,647 Urban Logistics REIT PLC   278,927
Total Industrial REITs 6,253,597
Multi-Family Residential REITs - 10.9%
6,141 Apartment Income REIT Corp   219,909
2,651 AvalonBay Communities Inc   445,527
6,324 Camden Property Trust   663,008
152 Daiwa Securities Living Investments Corp   124,846
12,640 Equity Residential   758,400
130,552 Home Reit PLC  (2) 45,899
50,941 Ingenia Communities Group   129,508
29,715 InterRent Real Estate Investment Trust   294,402
106 Kenedix Residential Next Investment Corp   163,813
24,951 Killam Apartment Real Estate Investment Trust   316,803
2,561 Mid-America Apartment Communities Inc   386,813
36 Nippon Accommodations Fund Inc   162,186
8,643 UDR Inc   354,882
29,534 UNITE Group PLC/The   349,896
Total Multi-Family Residential REITs 4,415,892
Office REITs - 5.2%
4,040 Alexandria Real Estate Equities Inc   507,384
2,825 Boston Properties Inc   152,889
5,557 Corporate Office Properties Trust   131,756
55 Daiwa Office Investment Corp   251,572
16,472 Douglas Emmett Inc   203,100
3,370 Gecina SA   349,807
38 Kilroy Realty Corp   1,231
5,640 NSI NV   141,905
184 Orix JREIT Inc   233,299
7,599 Piedmont Office Realty Trust Inc, Class A   55,473
2,160 SL Green Realty Corp   50,803
Total Office REITs 2,079,219
Other Specialized REITs - 4.0%
6,107 Four Corners Property Trust Inc   164,034
7,048 Gaming and Leisure Properties Inc   366,919
32,848 VICI Properties Inc   1,071,502
Total Other Specialized REITs 1,602,455
Retail REITs - 14.8%
5,738 Acadia Realty Trust   80,045
7,471 Agree Realty Corp   512,585
2,738 Brixmor Property Group Inc   58,922
79,832 CapitaLand China Trust   67,250
104,563 CapitaLand Integrated Commercial Trust   155,948
27,043 Charter Hall Retail REIT   68,435
11,524 CT Real Estate Investment Trust   136,685
95,578 Fortune Real Estate Investment Trust   79,171
29,586 Frasers Centrepoint Trust   51,016
79 Kenedix Retail REIT Corp   139,981
46,129 Kimco Realty Corp   900,899
90,887 Link REIT   584,424
34,146 Mapletree Pan Asia Commercial Trust   46,296
7,484 National Retail Properties Inc   330,419
9,305 Realty Income Corp   589,193
7,198 Regency Centers Corp   440,374

Shares Description (1) Value
Retail REITs (continued)
19,413 RioCan Real Estate Investment Trust   $ 292,883
112,983 Scentre Group   209,141
2,545 Simon Property Group Inc   284,964
30,508 SITE Centers Corp   374,638
34,581 Vicinity Ltd   45,227
138,883 Waypoint REIT Ltd   241,788
16,961 Wereldhave NV   261,701
Total Retail REITs 5,951,985
Self-Storage REITs - 6.2%
7,462 CubeSmart   344,893
3,655 Life Storage Inc   479,134
5,078 Public Storage   1,534,267
11,164 Safestore Holdings PLC   131,039
Total Self-Storage REITs 2,489,333
Single-Family Residential REITs - 2.9%
2,141 American Homes 4 Rent, Class A   67,334
7,362 Equity LifeStyle Properties Inc   494,211
4,012 Invitation Homes Inc   125,295
3,325 Sun Communities Inc   468,426
Total Single-Family Residential REITs 1,155,266
Telecom Tower REITs - 4.3%
4,345 American Tower Corp   887,857
1,324 Crown Castle Inc   177,204
2,498 SBA Communications Corp   652,153
Total Telecom Tower REITs 1,717,214
Total Real Estate Investment Trust Common Stocks (cost $30,983,792) 32,919,832
Shares Description (1) Value
X 6,273,289 COMMON STOCKS - 15.6%
X 6,273,289
Diversified Telecommunication Services - 1.9%
17,151 Cellnex Telecom SA, 144A $ 666,962
6,194 IHS Holding Ltd (3) 54,259
3,107 Infrastrutture Wireless Italiane SpA, 144A 40,821
Total Diversified Telecommunication Services 762,042
Household Durables - 0.3%
91,187 Cairn Homes PLC 100,870
Total Household Durables 100,870
Industrial REITs - 1.1%
59,087 Nexus Industrial REIT 426,266
Total Industrial REITs 426,266
IT Services - 0.3%
19,068 NEXTDC Ltd (3) 134,940
Total IT Services 134,940
Real Estate Management & Development - 12.0%
12,406 Amot Investments Ltd 62,954
130,737 Capitaland Investment Ltd/Singapore 362,732
7,034 Catena AB 261,781
86,211 CK Asset Holdings Ltd 522,669
12,279 CRE Inc/Japan 119,323
8,694 Dios Fastigheter AB 57,793
42,160 ESR Group Ltd, 144A 75,605
84,887 Grainger PLC 243,990

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Real Estate Management & Development (continued)
28,198 Hongkong Land Holdings Ltd $ 124,056
35,630 Hysan Development Co Ltd 101,288
3,263 LEG Immobilien SE 179,321
51,556 Mitsubishi Estate Co Ltd 613,241
51,390 Mitsui Fudosan Co Ltd 965,332
46,508 Sino Land Co Ltd 62,894
48,823 Sun Hung Kai Properties Ltd 683,991
117 Swire Properties Ltd 301
16,722 TAG Immobilien AG 115,763
12,158 Tricon Residential Inc 94,225
838 VGP NV 74,704
1,615 Vonovia SE 30,418
12,631 Wihlborgs Fastigheter AB 96,790
Total Real Estate Management & Development 4,849,171
Total Common Stocks (cost $6,320,962) 6,273,289
Total Long-Term Investments (cost $37,304,754) 39,193,121
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.9%
X 1,175,625 REPURCHASE AGREEMENTS - 2.9%
X 1,175,625
$ 1,176 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$1,175,766, collateralized by $1,242,300, U.S. Treasury
Note, 2.25%, due 11/15/25, value $1,199,227
1.440% 4/03/23 $ 1,175,625
Total Repurchase Agreements (cost $1,175,625) 1,175,625
Total Short-Term Investments (cost $1,175,625) 1,175,625
Total Investments (cost $38,480,379 ) - 100.3% 40,368,746
Other Assets & Liabilities, Net -  (0.3)% (107,156)
Net Assets - 100% $ 40,261,590

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 25,947,999 $ 6,925,934 $ 45,899 $ 32,919,832
Common Stocks 919,610 5,353,679 – 6,273,289
Short-Term Investments:
Repurchase Agreements – 1,175,625 – 1,175,625
Total
$ 26,867,609 $ 13,455,238 $ 45,899 $ 40,368,746
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 3.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust